Basis of Preparation	12 Months Ended
Dec. 31, 2017
Basis of Preparation [abstract]
Basis of Preparation

Note 2 – Basis of Preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of consolidated financial statements.

The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes to the consolidated financial statements. These estimates are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. Significant areas having estimation uncertainty include revenue recognition and contract accounting, warranty provisions and goodwill impairment.

On March 7, 2018, the Board of Directors authorized the consolidated financial statements for issue.